Trade payables and agreement suppliers, net (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade payables	R$ 2,729	R$ 2,528
Suppliers finance	524	595
Product Suppliers [Member]
IfrsStatementLineItems [Line Items]
Trade payables	2,891	2,618
Service Suppliers [Member]
IfrsStatementLineItems [Line Items]
Trade payables	217	247
Bonuses From Supplires [Member]
IfrsStatementLineItems [Line Items]
Trade payables	R$ (379)	R$ (337)